Other Liabilities	12 Months Ended
Dec. 31, 2021
Other Liabilities Disclosure [Abstract]
Other Liabilities
17.	Other liabilities
Other current liabilities consist of the following:

	As of December 31, 2021	As of December 31, 2020
Taxes payable	$49,518	$32,955
Salaries payable	27,128	14,444
Seller financing Viajes Falabella	—	5,624
Others	2,368	3,086

Total other current liabilities	$79,014	$56,109

Other
non-current
liabilities consist of the following:

	As of December 31, 2021	As of December 31, 2020
Taxes payable	$56	$598
Deferred tax liabilities	9,772	11,111
Purchase price payable for Best Day Group (1)	9,293	8,768
Accrued earnout liability (2)	2,924	3,765
Promissory notes issued (3)	14,323	14,490
Equity method investments	—	2,059
Others	2,177	4,122

Total other non-current liabilities	$38,545	$44,913

(1)	We will pay the purchase price on October 1, 2023.
(2)
Under the terms of the acquisition of the Best Day Group, we may be required to pay an earnout amount up to a maximum of $20,000 on October 1, 2024. The amount represents the fair value of the earnout consideration as of year-end.
Changes in the fair value of the earnout consideration are charged to earnings in the period incurred. See Note 22 for details of the earnout consideration.

(3)
Under the terms of the acquisition of the Best Day Group, we legally assumed a debt that Best Day Group had with their prior shareholders. We issued four promissory notes for an aggregate nominal amount of $14,323 which accrue interest at a fixed rate of 5% and are payable on October 1, 2023. The fair value of this debt as of December 31, 2021 and 2020 was $15,189 and $14,341, respectively.